485(B) EXTENSION NOTICE

SEC Registration Nos.

333-44064 and 811-10045

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

Post-Effective Amendment No. 6

and/or

REGISTRATION STATEMENT UNDER THE

INVESTMENT ACT OF 1940

Amendment No. 6

Calvert Impact Fund, Inc.

Calvert Small Cap Value Fund

Calvert Mid Cap Value Fund

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4800

William M. Tartikoff

4550 Montgomery Avenue

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

__ Immediately upon filing               XX on September 30, 2004

pursuant to paragraph (b)                pursuant to paragraph (b)

__ 60 days after filing                      __ on (date)

pursuant to paragraph (a)                pursuant to paragraph (a)

of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland, on the 12th day of August, 2004.

CALVERT IMPACT FUND, INC.

By:

_________**__________

Barbara J. Krumsiek

President and Trustee

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                                          Title                                          Date

__________**____________                        President and Director              8/12/04

Barbara J. Krumsiek

__________**____________                        Principal Accounting

Ronald M. Wolfsheimer                                      Officer                                    8/12/04

__________**____________                        Director                                    8/12/04

Rebecca L. Adamson

__________**____________                        Director                                    8/12/04

Joy V. Jones

__________**____________                        Director                                    8/12/04

D. Wayne Silby

__________**____________                        Director                                    8/12/04

Miles Douglas Harper, III

**By Ivy Wafford Duke as Attorney-in-fact, pursuant to Power of Attorney

/s/ Ivy Wafford Duke